Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
On January 1, 2019, we adopted ASC 842 on a modified retrospective basis. We elected the practical expedients which allowed us to apply the new guidance at its effective date on January 1, 2019 without adjusting the comparative prior period financial statements. The package of practical expedients also allowed us to carry forward the historical lease classification. Additionally, we elected the practical expedients allowing us not to separate lease and non-lease components and not record short-term leases on the balance sheet across all existing asset classes.
The adoption of this standard has resulted in the recognition of operating lease ROU assets and lease liabilities primarily related to our ground lease arrangements for which we are the lessee. As of January 1, 2019, we recorded operating lease liabilities of $43.3 million as well as a corresponding operating lease ROU asset of $38.8 million which includes the reclassified intangible assets of $9.0 million, intangible liabilities of $13.0 million and deferred rent of $485,000. The standard did not have a material impact on our consolidated statements of operations and statements of cash flows.
The majority of our leases, as lessee, are operating ground leases. We also have operating equipment leases, such as copier and vehicle leases, at our hotel properties. Some leases include one or more options to renew, with renewal terms that can extend the lease term from 1 year to 99 years. The exercise of lease renewal options is at our sole discretion. Some leases have variable payments, however, if variable payments are contingent, they are not included in the ROU assets and liabilities. We have no finance leases as of December 31, 2019.
The discount rate used to calculate the lease liability and ROU asset related to our ground leases is based on our incremental borrowing rate (“IBR”), as the rate implicit in each lease is not readily determinable. The IBR is determined at commencement of the lease, or upon modification of the lease, as the interest rate a lessee would have to pay to borrow on a fully collateralized basis over a similar term and at an amount equal to the lease payments in a similar economic environment.
During preparation of the December 31, 2019 financial statements management identified an error in the adoption of ASC 842. One lease was inadvertently excluded from the original entry to record the initial operating lease right-of-use asset and operating lease liability in the amount of approximately $8.8 million. Management evaluated the impact of this balance sheet entry and concluded it was immaterial. As a result, the operating lease right-of-use asset and related operating lease liability were recorded as of December 31, 2019 in our consolidated balance sheet as an out-of-period adjustment. There was no impact to net income (loss) or cash flows for any prior period.
As of December 31, 2019, our leased assets and liabilities consisted of the following (in thousands):

December 31, 2019
Assets
Operating lease right-of-use assets	$49,995
Liabilities
Operating lease liabilities	$53,270

We incurred the following operating lease costs related to our operating leases (in thousands):

Classification	Year Ended December 31, 2019
Hotel operating expenses - other (1)	$4,323
_______________________________________
(1) For the year ended December 31, 2019, operating lease cost includes approximately $501,000 of variable lease cost associated with the ground leases and $176,000 of net amortization costs related to the intangible assets and liabilities that were reclassified to “operating lease right-of-use assets” upon adoption of ASC 842. Short-term lease costs in aggregate are immaterial.
Other information related to leases is as follows:

Year Ended December 31, 2019
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$3,511
Weighted Average Remaining Lease Term
Operating leases (1)	73 years
Weighted Average Discount Rate
Operating leases (1)	5.17%
_______________________________________
(1) Calculated using the lease term, excluding extension options, and our calculated discount rates of the ground leases and owner managed leases.
Future minimum lease payments due under non-cancellable leases as of December 31, 2019 were as follows (in thousands):

Operating Leases
2020	$3,425
2021	3,235
2022	3,092
2023	3,026
2024	3,026
Thereafter	204,869
Total future minimum lease payments	220,673
Less: interest	(167,403)
Present value of lease liabilities	$53,270

Future minimum lease payments due under non-cancellable leases under ASC 840 as of December 31, 2018 were as follows (in thousands):

2019	$2,643
2020	2,506
2021	2,379
2022	2,297
2023	2,249
Thereafter	121,697
Total	$133,771

Enhanced Return Funding Program
We lease certain assets from Ashford Inc. under the Enhanced Return Funding Program. See note 17.